SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

Share incentive plan

Stock options

In May 2018, the shareholders and board of directors of the Company adopted the Share Incentive Plan for the granting of share options to employees, directors and consultants to reward them for services to the Company and to provide incentives for future service. The share options expire 10 years from the date of grant.

On May 20 and November 20, 2018, the Company granted 24,627,493 and 690,023 stock options, respectively, with an exercises price of US$0.00001 per share to certain employees, directors and officers. The stock options shall vest over a period from immediate to 4 years. The grant date fair value per option was RMB 48.64 and RMB 60.77, respectively.

The Company used the binomial model to estimate the fair value of the options granted on the respective grant dates with assistance from an independent valuation firm. The fair value of options approximates the fair value of underlying ordinary shares as the exercise price is nominal.

The fair value per option was estimated at the date of grant using the following assumptions:

Year ended,
December 31, 2018
RMB
Average risk-free rate of interest	3.18%
Estimated volatility rate	51.32%-53.49%
Dividend yield	0.00%
Time to maturity	10 years
Exercise price	USD 0.00001

The risk-free rate of interest is based on the yield of US Treasury Strip Bond as of the valuation date. The expected volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The fair value of ordinary share underlying the options has been determined by considering a number of objective and subjective factors such as operating and financial performance,  round of financing investment, discount for lack of marketability and general and industry specific economic outlook, amongst other factors.

A summary of option activity during period from January 1, 2018 to December 31, 2018 is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contract Life	Intrinsic Value
		USD	Years	RMB
Options outstanding at January 1, 2018	—	—	—	—
Options granted in 2018	25,317,516	0.00001	8.50	1,349,930
Options forfeited in 2018	(72,939)	0.00001	8.50	—
Options outstanding at December 31, 2018	25,244,577	0.00001	7.89	1,346,041
Options exercisable at December 31, 2018	9,040,933	0.00001	7.89	482,063
Options vested or expected to be vested at December 31, 2018	25,244,577	0.00001	7.89	1,346,041

The weighted-average grant-date fair value per option granted for the year ended December 31, 2018 was RMB 48.97.

The Company recognizes the compensation costs on a straight-line basis over the requisite service period of the award, which is generally the vesting period.

Year ended
December 31, 2018
RMB
Origination and servicing expenses	150,177
Sales and marketing expenses	15,700
General and administrative expenses	441,504
Total	607,381

As of December 31, 2018, unrecognized compensation cost related to unvested awards granted to employees of the Group was RMB 638,834. This cost is expected to be recognized weighted-average period of 1.37 years.